Note 34 - Financial Instruments and Risk Management - Non-derivative Financial Liabilities Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	[1]	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Present value of lease liabilities	$ 294				$ 208					$ 313
Overdrafts, carrying amount	12,928	$ 14,839	$ 16,778	$ 15,991	17,740	[1]	$ 13,967	$ 15,692	$ 15,832	$ 5,239	[1]	$ 2,089	$ 0	$ 856	$ 887		$ 203	$ 0	$ 0	$ 0		$ 490		$ 0	$ 0	$ 0
Liquidity risk [member]
Statement Line Items [Line Items]
Trade and other payables, carrying amount	13,714				10,977
Trade and other payables	13,714				10,977
Loan note payable, carrying amount	9,168				7,112
Loan note payable	10,473				8,663
Present value of lease liabilities	294				208
Lease liabilities	355				217
Loans and borrowings, carrying amount	2,674
Loans and borrowings	3,118
Overdrafts, carrying amount	12,928				17,740
Overdrafts	12,928				17,740
Carrying amount	38,778				36,037
Non-derivative financial liabilities, undiscounted cash flows	40,588				37,597
Liquidity risk [member] | Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables	13,714				10,977
Loan note payable	855				665
Lease liabilities	121				175
Loans and borrowings	1,464
Overdrafts	12,928				17,740
Non-derivative financial liabilities, undiscounted cash flows	29,082				29,557
Liquidity risk [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Trade and other payables	0				0
Loan note payable	7,522				665
Lease liabilities	82				42
Loans and borrowings	1,323
Overdrafts	0				0
Non-derivative financial liabilities, undiscounted cash flows	8,927				707
Liquidity risk [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Trade and other payables	0				0
Loan note payable	2,096				7,333
Lease liabilities	152				0
Loans and borrowings	331
Overdrafts	0				0
Non-derivative financial liabilities, undiscounted cash flows	$ 2,579				$ 7,333

[1]	Refer to note 41.